EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 10, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 2.97	$ 3.00	$ 1.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		823,329
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options		$ 3,727
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 1 month 10 days
Stock Repurchase Program, Authorized Amount		3,000
Treasury Stock, Shares		12,405,598	11,356,707
Treasury Stock, Value		41,032	35,768
Treasury Stock, Value, Acquired, Cost Method		5,267		6,720
Additional Stock Repurchase Program Authorized Amount		15,000
Stock Issued During Period, Shares, New Issues	4,025,000
Over-Allotment Option	525,000
Share Price	$ 8.00
Proceeds from Issuance of Common Stock	29,744	29,744	0	0
Stock Issuance Costs	2,456
Stock Repurchase Program, Remaining Authorized Repurchase Amount		15,000
Stock Redeemed or Called During Period, Value		41,064
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		3,257,859	3,193,543
Share Repurchase Program [Member]
Class of Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		1,048,091
Treasury Stock, Value, Acquired, Cost Method		5,267
Performance Based Options [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		100,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Allocated Share-based Compensation Expense, Net of Tax		517	371	435
Employee and non-employee Stock Option Plan [Member]
Class of Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		814,813
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 1,870	$ 2,052	$ 63